Subsequent events (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 21, 2017 CNY (¥)	Apr. 21, 2017 USD ($)	Apr. 17, 2017 CNY (¥)	Apr. 17, 2017 USD ($)	Feb. 28, 2017 shares	Apr. 21, 2017 USD ($)
Zhuan Zhuan Entities [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Payments to Acquire Investments			¥ 1,375,700	$ 200,000
CMB Bank [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Debt instrument face amount	¥ 739,847					$ 107,500
Debt Instrument, Collateral Amount | $						$ 792,000
Repayments of Long-term Debt	¥ 739,847	$ 107,500
Restricted Share Units (RSUs) [Member] | 2013 Plan [Member]
Subsequent Event [Line Items]
Number of shares granted | shares					1,280,720